Investments In Securities (Maturities Of Investments In Available-For-Sale Securities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Investment [Line Items]
Due within one year, Cost	¥ 473
Due within one year, Fair Value	483
Due after one year through five years, Cost	1,769	2,686
Due after one year through five years, Fair value	1,821	2,747
Available-for-sale securities, Cost	173,654	253,086
Available-for-sale securities, Fair value	227,737	316,560
Equity Securities [Member]
Investment [Line Items]
Available-for-sale securities, Cost	171,412	250,400
Available-for-sale securities, Fair value	¥ 225,433	¥ 313,813